SUBSEQUENT EVENTS (Details) $ in Millions	Mar. 08, 2021 USD ($)	Mar. 02, 2021	Feb. 26, 2021 USD ($)	Feb. 02, 2021 USD ($) transaction
Disposal of major subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Number of transactions | transaction				2
North American residential energy infrastructure operation | Disposal of major subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Total consideration				$ 4,100
Net proceeds from disposition				$ 1,000
U.S. gas pipeline | Disposal of major subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Total consideration	$ 410
Disposition of interest	13.00%
Jose Maria de Macedo de Eletricidade S.A. | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary		31.00%	15.00%
Assets recognized as of acquisition date			$ 500
Liabilities recognized as of acquisition date			295
Non-controlling interest in acquiree recognised at acquisition date			$ 140